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Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

December 26, 2023

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	UBS Series Funds (“Registrant”)

File Nos. 333-52965 and 811-08767

Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 75 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 88 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of registering shares of two new series of the Registrant, UBS Select 100% US Treasury Institutional Fund and UBS Select 100% US Treasury Preferred Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Deputy General Counsel, UBS Asset Management (Americas) Inc., at 312.525.7240.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen